STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Pursuant to a corporate resolution on July 1, 2021, the Company has authority to issue up to 15,000,000 shares of preferred stock and 50,000,000 shares of common stock. There were no shares of preferred stock issued or outstanding as of December 31, 2023 and 2022.

Initial Public Offering

On August 17, 2022, the Company closed on its initial public offering of 980,000 units consisting of 980,000 shares of its common stock and 1,960,000 warrants to purchase 1,960,000 shares of common stock at a combined offering price of $7.50 per unit in exchange for gross proceeds of approximately $7.35 million, before deducting underwriting discounts and offering expenses. Each share of common stock was sold together with two warrants. Each warrant is exercisable to purchase one share of common stock at an initial exercise price of $7.50 per share, subject to certain adjustments as set forth in the warrant agreement. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 147,000 shares of common stock and/or warrants to purchase up to an additional 294,000 shares of common stock to cover over-allotments, of which the Underwriter exercised its option to purchase additional warrants to purchase 294,000 shares of common stock concurrently with the closing.

The shares of common stock and warrants began trading on The Nasdaq Capital Market on August 15, 2022, under the symbols “LUCY” and “LUCYW,” respectively.

Also, pursuant to the terms of the underwriting agreement for the offering, the Company issued by the Underwriter certain other warrants to purchase up to 58,800 shares of the Company’s common stock at an exercise price of $8.228 per share.

The net proceeds received by the Company from this offering amounted to $6,015,918.

Second Public Offering

On June 26, 2023, the Company closed on a public offering of 4,500,000 units consisting of 4,500,000 shares of its common stock and 4,500,000 warrants to purchase 4,500,000 shares of common stock (the “Common Warrants”) at a combined offering price of $1.05 per unit in exchange for gross proceeds of approximately $4.73 million, before deducting underwriting discounts and offering expenses. Each share of common stock was sold together with one warrant. Each Common Warrant is exercisable to purchase one share of common stock at an initial exercise price of $1.05 per share, subject to certain adjustments as set forth in the warrant agreement. In addition, pursuant to the terms of the placement agency agreement for the offering, the Company issued to the placement agent certain other warrants to purchase up to 180,000 shares of the Company’s common stock at an exercise price of $1.31 per share. The net proceeds received by the Company from this offering amounted to $4,115,688.

Warrants

On August 17, 2022, as part of the Company’s initial public offering described above, the Company issued a total of 2,254,000 warrants to purchase 2,254,000 shares of common stock, which began trading and are currently trading on the Nasdaq Capital Market, under the symbol “LUCYW” (which we refer to as the “Listed Warrants”).

In February 2023, holders of the Company’s Listed Warrants exercised such warrants to purchase an aggregate of 408,600 shares of the Company’s common stock, at an adjusted exercise price of $3.75 per share, resulting in cash proceeds to the Company of $1,532,250.

Between April 1, 2023 and April 16, 2023, holders of the Company’s Listed Warrants exercised such warrants to purchase an aggregate of 321,120 shares of the Company’s common stock, at an adjusted exercise price of $3.75 per share, resulting in cash proceeds to the Company of $1,204,200.

On April 17, 2023, the Company entered into a warrant exercise inducement letter agreement (“Inducement Letter”) with certain accredited investors that were existing holders of the Company’s Listed Warrants to purchase an aggregate of 150,000 shares of the Company’s common stock for cash, wherein the investors agreed to exercise all of their existing Listed Warrants at an exercise price of $3.75 per share. The gross proceeds to the Company from this transaction, before deducting estimated expenses and fees, was $562,000; the net proceeds received by the Company amounted to $391,268. In consideration for the immediate exercise of the existing Listed Warrants for cash, the exercising holders received new warrants to purchase up to an aggregate of 300,000 shares of common stock (the “Private Warrants”) in a private placement pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended. The Private Warrants are immediately exercisable upon issuance at an exercise price of $3.75 per common share and will expire on April 19, 2028. Although the Private Warrants were offered in a private placement pursuant to an applicable exemption from the registration requirements of the Securities Act and, along with the shares of common stock issuable upon their exercise, were not registered under the Securities Act, subsequently in May 2023 the shares of common stock issuable upon exercise of these warrants were registered with the SEC through a Form S-1 filing.

The only exercises of warrants to date have been those exercises of Listed Warrants in February and April of 2023 as described above. As of December 31, 2023, none of the Common Warrants, Private Warrants, nor any of the warrants issued to underwriters and placement agents have been exercised.

As of December 31, 2023, the Company’s outstanding warrants are as follows:

Warrant Type	Warrants Outstanding	Exercise Price	Expiration Date
Listed Warrants	1,374,280	$3.75	8/17/2027
Common Warrants	4,500,000	$1.05	6/26/2028
Private Warrants	300,000	$3.75	4/19/2028
Underwriter warrants	58,800	$8.23	8/12/2027
Placement agent warrants	180,000	$1.05	6/26/2028
Total	6,413,080